Principal
Note
Payment
Factor
0.00
0.000000
0.00
0.000000
59,662,428.12
0.225763
0.00
1.000000
59,662,428.12
Interest per
Mercedes-Benz Auto Lease Trust 2012-A
Investor Report
Collection Period Ended                  31-Jan-2014
Amounts in USD
Dates
Collection Period No.
23
Collection Period (from... to)
1-Jan-2014
31-Jan-2014
Determination Date
13-Feb-2014
Record Date
14-Feb-2014
Payment Date
18-Feb-2014
Interest Period of the Class A-1 Notes (from... to)
15-Jan-2014
18-Feb-2014          Actual/360 Days
34
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to)
15-Jan-2014
15-Feb-2014
30/360 Days
30
Summary
Initial
Beginning
Ending
Principal per $1000
Balance
Balance
Balance
Face Amount
Class A-1 Notes
345,000,000.00
0.00
0.00
0.000000
Class A-2 Notes
495,000,000.00
0.00
0.00
0.000000
Class A-3 Notes
489,000,000.00
170,060,474.73
110,398,046.61
122.009055
Class A-4 Notes
101,264,000.00
101,264,000.00
101,264,000.00
0.000000
Total Note Balance
1,430,264,000.00
271,324,474.73
211,662,046.61
Overcollateralization
267,379,474.41
305,575,825.39
305,575,825.39
Total Securitization Value
1,697,643,474.41
576,900,300.12
517,237,872.00
present value of lease payments
697,529,576.24
87,860,830.04
75,233,847.99
present value of Base Residual Value
1,000,113,898.17
489,039,470.08
442,004,024.01
Amount
Percentage
Interest Rate
Interest Payment
$1000 Face Amount
Payment
Initial Overcollateralization Amount
267,379,474.41
15.75%
Target Overcollateralization Amount
305,575,825.39
18.00%
Class A-1 Notes
0.343780%
0.00
0.000000
0.00
Current Overcollateralization Amount
305,575,825.39
18.00%
Class A-3 Notes
0.880000%
124,711.01
0.255033
59,787,139.13
Class A-2 Notes
0.660000%
0.00
0.000000
0.00
Class A-4 Notes
1.070000%
90,293.73
0.891667
90,293.73
0.891667
Total
215,004.74
$59,877,432.86
Interest & Principal
Interest & Principal
per $1000 Face Amount
0.000000
0.000000
122.264088

Available Funds
Distributions
Lease Payments Received
13,260,738.93
(1) Total Servicing Fee
480,750.25
Nonrecoverable Advances to the Servicer
0.00
Net Sales Proceeds-scheduled terminations
26,995,361.02
(2) Total Trustee Fees (max. $100,000 p.a.)
0.00
Excess wear and tear included in Net Sales Proceeds
27,993.70
(3) Interest Distributable Amount Class A Notes
215,004.74
Excess mileage included in Net Sales Proceeds
538,472.15
(4) Priority Principal Distribution Amount
0.00
Subtotal
68,574,835.25
(5) To Reserve Fund to reach the Reserve Fund Required Amount
0.00
Repurchase Payments
0.00
(6) Regular Principal Distribution Amount
59,662,428.12
Advances made by the Servicer
0.00
(7) Additional Servicing Fee and Transition Costs
0.00
Investment Earnings
952.04
(8) Total Trustee Fees [not previously paid under (2)]
0.00
Total Available Collections
68,575,787.29
(9) Excess Collections to Certificateholders
8,217,604.18
Reserve Account Draw Amount
0.00
Total Distribution
68,575,787.29
Total Available Funds
68,575,787.29
Distribution Detail
Amount Due
Amount Paid
Shortfall
Total Servicing Fee
480,750.25
480,750.25
0.00
Total Trustee Fee
0.00
0.00
0.00
Monthly Interest Distributable Amount
215,004.74
215,004.74
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
124,711.01
124,711.01
0.00
thereof on Class A-4 Notes
90,293.73
90,293.73
0.00
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
Interest Distributable Amount Class A Notes
215,004.74
215,004.74
0.00
Priority Principal Distribution Amount
0.00
0.00
0.00
Regular Principal Distribution Amount
59,662,428.12
59,662,428.12
0.00
Principal Distribution Amount
59,662,428.12
59,662,428.12
0.00
Net Sales Proceeds-early terminations (including Defaulted Leases)
28,318,735.30

Reserve Fund and Investment Earnings
Reserve Fund
Reserve Fund Required Amount
8,488,217.37
Reserve Fund Amount - Beginning Balance
8,488,217.37
plus top up Reserve Fund up to the Required Amount
0.00
plus Net Investment Earnings for the Collection Period
115.52
minus Net Investment Earnings
115.52
minus Reserve Fund Draw Amount
0.00
Reserve Fund Amount - Ending Balance
8,488,217.37
Reserve Fund Deficiency
0.00
Investment Earnings
Net Investment Earnings on the Reserve Fund
115.52
Net Investment Earnings on the Exchange Note
Collection Account
836.52
Investment Earnings for the Collection Period
952.04
Notice to Investors
Pool Statistics
Pool Data
Amount
Number of Leases
Cutoff Date Securitization Value
1,697,643,474.41
45,053
Securitization Value beginning of Collection Period
576,900,300.12
20,098
Principal portion of lease payments
10,206,838.11
Terminations- Early
24,686,037.22
Terminations- Scheduled
22,577,867.21
Repurchase Payment (excluding interest)
0.00
Gross Losses
2,191,685.58
Securitization Value end of Collection Period
517,237,872.00
18,215
Pool Factor
30.47%

As of Cutoff Date
Current
Weighted Average Securitization Rate
6.66%
6.60%
Weighted Average Remaining Term (months)
25.04
7.85
Weighted Average Seasoning (months)
12.37
31.29
Aggregate Base Residual Value
1,139,551,610.25
459,238,313.00
Cumulative Turn-in Ratio
83.15%
Proportion of base prepayment assumption realized life to date
58.35%
Actual lifetime prepayment speed
0.58%
Delinquency Profile *
Amount **
Number of Leases
Percentage
Current
515,095,091.65
18,148
99.59%
31-60 Days Delinquent
1,306,409.54
42
0.25%
61-90 Days Delinquent
701,523.61
20
0.14%
91-120 Days Delinquent
134,847.20
5
0.03%
Total
517,237,872.00
18,215
100.00%
*A lease is not considered delinquent if the amount past due is less than 10% of the payment due under such lease
**Based on the actual Securitization Value of the respective leases
Credit Loss
Current
Securitization Value of Defaulted Leases BOP
621,265.18
Less Liquidation Proceeds
284,997.28
Less Recoveries
322,978.03
Current Net Credit Loss / (Gain)
13,289.87
Cumulative Net Credit Loss / (Gain)
(2,089,803.02)
Cumulative Net Credit Loss / (Gain) as % of Cutoff Date
Securitization Value
(0.123%)
Residual Loss
Current
Securitization Value of Liquidated Leases BOP
48,834,324.83
Less sales proceeds and other payments received during
Collection Period
54,828,907.33
Current Residual Loss / (Gain)
(5,994,582.50)
Cumulative Residual Loss / (Gain)
(128,573,006.56)
Cumulative Residual Loss / (Gain) as % of Cut-off Date
Securitization Value
(7.574%)